Share capital and other equity - Ordinary shares (Details) - GBP (£)				5 Months Ended	6 Months Ended	12 Months Ended
	Aug. 26, 2022	Mar. 28, 2022	Feb. 06, 2019	Jul. 15, 2022	Jan. 18, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 25, 2022	Apr. 30, 2022	Jul. 30, 2021
Own shares held | Share awards and options
Share capital
Par value						£ 1.0769
Ordinary shares
Share capital
Percentage of individual shares being consolidated into one intermediary ordinary share	7.1429%
Number of new ordinary shares resulting from the conversion of each individual intermediary ordinary share	13
Par value	£ 1.0769					£ 1.076923076923077		£ 1
Authorized share capital						£ 0
Authorized share capital granted						561,452,512		£ 520,306,980
Percentage of outstanding ordinary share capital that company is authorized to repurchase in any 12-month period through off-market transactions			4.99%
Number of own shares purchased		549,851,147		346,835,822	340,537,460
Nominal value of own shares purchased		£ 549,851,147		£ 346,835,822	£ 340,537,460
Purchase price per share		£ 2.205		£ 2.162406	£ 2.200199
Consideration paid for repurchase of own shares		£ 1,212,421,779		£ 749,999,999	£ 749,250,031
Percentage of issued shares repurchased		4.91%
Maximum number of ordinary shares purchased under Programme									1,122,905,024	1,157,583,542
Maximum amount for share buy back programme										£ 750,000,000
Interim dividend paid						£ 364,000,000	£ 347,000,000
Interim dividend per share						£ 0.035	£ 0.03
Special dividend paid						£ 1,750,000,000
Special dividend per share						£ 0.168
Final dividend recommended						£ 1,000,000,000.0	£ 844,000,000
Final dividend recommended, per share						£ 0.100	£ 0.075
Ordinary shares | Ordinary share buyback program
Share capital
Percentage of issued shares repurchased				0.1123%
Intermediary ordinary shares
Share capital
Par value	£ 14.00